UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Total operating revenues	$ 71,113	$ 75,818	$ 213,042	$ 223,089
Vessel operating expenses	(14,015)	(14,740)	(43,218)	(46,463)
Voyage and commission expenses	(1,571)	(1,685)	(6,114)	(5,164)
Administrative expenses	(3,427)	(3,110)	(11,057)	(10,227)
Depreciation and amortization	(19,983)	(20,380)	(59,992)	(63,188)
Total operating expenses	(38,996)	(39,915)	(120,381)	(125,042)
Operating income	32,117	35,903	92,661	98,047
Other non-operating income	167	0	495	4,195
Financial (expense)/income
Interest income	4,203	4,990	13,308	8,474
Interest expense	(17,805)	(19,764)	(52,415)	(61,236)
Losses on derivative instruments, net	(1,051)	(9,937)	(52,358)	(48,406)
Other financial items, net	(29)	541	998	757
Net financial expenses	(14,682)	(24,170)	(90,467)	(100,411)
Income before tax, equity in net earnings of affiliate and non-controlling interests	17,602	11,733	2,689	1,831
Income taxes	(4,437)	(4,817)	(13,185)	(15,032)
Equity in net earnings of affiliate	3,277	1,181	8,000	2,773
Net income/(loss)	16,442	8,097	(2,496)	(10,428)
Other comprehensive income	0	0	0	0
Net comprehensive income/(loss)	16,442	8,097	(2,496)	(10,428)
Attributable to:
Non-controlling interests	(918)	173	(976)	2,162
Golar LNG Partners LP Owners	17,360	7,924	(1,520)	(12,590)
General partner's interest in net income/(loss)	287	97	(212)	(434)
Preferred unitholders’ interest in net income	$ 3,019	$ 3,019	$ 9,090	$ 9,057
Earnings/(loss) per unit
Cash distributions paid per common unit in the period (in dollars per share)	$ 0.02	$ 0.40	$ 0.44	$ 1.21
Cash distributions declared per common unit in the period (in dollars per share)	$ 0.02	$ 0.40	$ 0.06	$ 1.21
Time Charter
Total operating revenues	$ 71,113	$ 75,818	$ 213,042	$ 223,089
Common Units
Attributable to:
Common unitholders’ interest in net income/(loss)	$ 14,054	$ 4,808	$ (10,398)	$ (21,213)
Earnings/(loss) per unit
Common unit (basic and diluted) (in dollars per share)	$ 0.20	$ 0.07	$ (0.15)	$ (0.31)